Real Estate Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Real Estate Assets [Abstract]
Real Estate Properties Owned

A summary of the properties owned by the Company as of September 30, 2017 is as follows:

Property Name	Date Acquired	Location	Real estate assets, net (in thousands)
Garden Gateway Plaza	March 2007	Colorado Springs, Colorado	$11,450
World Plaza	September 2007	San Bernardino, California	5,738
Executive Office Park	July 2008	Colorado Springs, Colorado	8,120
Waterman Plaza	August 2008	San Bernardino, California	5,656
Pacific Oaks Plaza	September 2008	Escondido, California	4,019
Morena Office Center	January 2009	San Diego, California	4,922
Genesis Plaza	August 2010	San Diego, California	8,707
Dakota Bank Buildings	May 2011	Fargo, North Dakota	9,772
Yucca Valley Retail Center	September 2011	Yucca Valley, California	6,605
Port of San Diego Complex	December 2011	San Diego, California	13,957
The Presidio	November 2012	Aurora, Colorado	6,432
Bismarck	March 2014	Fargo, ND	5,788
Union Terrace Building	August 2014	Lakewood, Colorado	8,395
Centennial Tech Center	December 2014	Colorado Springs, Colorado	13,585
Arapahoe Service Center	December 2014	Centennial, Colorado	10,783
Union Town Center	December 2014	Colorado Springs, Colorado	10,293
West Fargo Industrial	August 2015	Fargo, North Dakota	7,500
300 N.P.	August 2015	Fargo, North Dakota	3,672
Research Parkway	August 2015	Colorado Springs, Colorado	2,710
One Park Center	August 2015	Westminster, Colorado	8,505
Highland Court	August 2015	Centennial, Colorado	12,449
Shea Center II	December 2015	Highlands Ranch, Colorado	23,742

Presidio Property Trust, Inc properties			192,800
Model Home properties	2010-2017	AZ, CA, FL, IL, NC, NJ, PA, SC, TX, UT, WI	46,504

	Total real estate assets and lease intangibles, net		$239,304

The Company’s real estate assets consisted of the following as of December 31, 2016 and 2015:

			Real estate assets, net (in thousands)
Property Name	Acquired	Location	2016	2015
Havana/Parker Complex	June 2006	Aurora, CO	$—	$2,093
Garden Gateway Plaza	March 2007	Colorado Springs, Colorado	11,656	11,808
World Plaza	September 2007	San Bernardino, California	5,750	6,653
Regatta Square	October 2007	Denver, Colorado	1,836	1,859
Executive Office Park	July 2008	Colorado Springs, Colorado	8,125	8,227
Waterman Plaza	August 2008	San Bernardino, California	5,753	5,877
Pacific Oaks Plaza	September 2008	Escondido, California	4,146	4,213
Morena Office Center	January 2009	San Diego, California	5,079	5,269
Rangewood Medical Office Building	March 2009	Colorado Springs, Colorado	2,054	2,306
Genesis Plaza	August 2010	San Diego, California	8,670	8,398
Dakota Bank Buildings	May 2011	Fargo, North Dakota	10,148	10,452
Yucca Valley Retail Center	September 2011	Yucca Valley, California	6,738	7,190
Port of San Diego Complex	December 2011	San Diego, California	14,153	13,971
Shoreline Medical Building	May 2012	Half Moon Bay, California	5,821	5,856
The Presidio	November 2012	Aurora, Colorado	6,609	6,643
Bismarck	March 2014	Fargo, ND	5,392	4,904
Union Terrace Building	August 2014	Lakewood, Colorado	8,276	8,607
Centennial Technology Center	December 2014	Colorado Springs, Colorado	14,157	14,755
Arapahoe Service Center	December 2014	Centennial, Colorado	11,207	11,301
Union Town Center	December 2014	Colorado Springs, Colorado	10,544	10,941
West Fargo Industrial	August 2015	Fargo, North Dakota	7,632	2,875
300 N.P.	August 2015	Fargo, North Dakota	3,751	7,833
Research Parkway	August 2015	Colorado Springs, Colorado	2,776	3,910
One Park Centre	August 2015	Westminster, Colorado	8,515	13,245
Highland Court	August 2015	Centennial, Colorado	12,511	9,050
Shea Center II	December 2015	Highlands Ranch, Colorado	24,409	25,961

NetREIT, Inc. properties			205,708	214,197
Model Home properties	2011-2016	AZ, CA, FL, IL, NC, NJ, PA, SC, TX, UT, WI	34,814	16,889

	Total real estate assets and lease intangibles, net		$240,522	$231,086

Geographic Locations of Real Estate Properties Owned

The following tables show a list of properties owned by Presidio Property Trust, Inc. grouped by state location as of September 30, 2017:

State	No. of Properties	Aggregate Square Feet	Approximate % of Square Feet	Current Base Annual Rent	Approximate% of Aggregate Annual Rent
California	7	420,927	24.9%	$5,947,230	27.5%
Colorado	11	873,684	51.6%	12,229,995	56.5%
North Dakota	4	397,039	23.5%	3,457,516	16.0%

Total	22	1,691,650	100.0%	$21,634,741	100.0%

Model Home properties:

State	No. of Properties	Aggregate Square Feet	Approximate % of Square Feet	Current Base Annual Rent	Approximate of Aggregate % Annual Rent
Arizona	2	4,618	1.2%	$50,220	1.3%
California	2	4,563	1.1%	42,456	1.1%
Florida	34	82,995	20.8%	897,660	22.9%
Illinois	2	5,851	1.5%	64,860	1.7%
New Jersey	2	5,643	1.4%	51,756	1.3%
North Carolina	4	13,623	3.4%	144,540	3.7%
Pennsylvania	10	28,609	7.2%	351,960	9.0%
South Carolina	3	8,703	2.2%	93,864	2.4%
Texas	76	232,456	58.2%	2,088,588	53.4%
Utah	3	9,918	2.5%	99,816	2.6%
Wisconsin	1	2,508	0.6%	26,448	0.7%

Total	139	399,487	100.0%	$3,912,168	100.0%